FINANCIAL INSTRUMENTS (Details 9) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	R$ (641,177)
Probable Scenario [Member] | Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(187,669)
Probable Scenario [Member] | Maturity Date 1 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(187,132)
Probable Scenario [Member] | Maturity Date 2 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(129,814)
Probable Scenario [Member] | Maturity Date 3 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(44,186)
Probable Scenario [Member] | Maturity Date 4 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(47,457)
Probable Scenario [Member] | Maturity Date 5 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(44,919)
Scenario 1 [member]
IfrsStatementLineItems [Line Items]
Platts price risks	(1,276,437)
Scenario 1 [member] | Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(362,057)
Scenario 1 [member] | Maturity Date 1 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(359,922)
Scenario 1 [member] | Maturity Date 2 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(241,817)
Scenario 1 [member] | Maturity Date 3 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(100,637)
Scenario 1 [member] | Maturity Date 4 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(107,165)
Scenario 1 [member] | Maturity Date 5 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(104,839)
Scenario I I [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(2,340,432)
Scenario I I [Member] | Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(654,139)
Scenario I I [Member] | Maturity Date 1 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(649,327)
Scenario I I [Member] | Maturity Date 2 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(429,410)
Scenario I I [Member] | Maturity Date 3 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(195,186)
Scenario I I [Member] | Maturity Date 4 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	(207,171)
Scenario I I [Member] | Maturity Date 5 [Member]
IfrsStatementLineItems [Line Items]
Platts price risks	R$ (205,199)